Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charge	$ 5,900	$ 0	$ 5,894	$ 0
Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans		30	6,693	1,438
Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans		128	115	172
United States | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		0	0	0
Interest cost		1,090	1,129	1,109
Expected return on plan assets		(1,529)	(1,729)	(1,802)
Amortization of prior service costs/(credits)		0	8	16
Recognized actuarial losses		109	527	996
Curtailments and settlements		0	5,923	0
Multi-employer plans		0	0	0
Other costs/(credits)		0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans		(329)	5,857	319
Pension settlement charge	$ 5,900		5,900
United States | Pension Plan | Qualified Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charge			5,900
United States | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		4	5	7
Interest cost		117	85	65
Expected return on plan assets		0	0	0
Amortization of prior service costs/(credits)		(29)	(10)	4
Recognized actuarial losses		0	5	52
Curtailments and settlements		0	0	0
Other costs/(credits)		0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans		92	85	127
Non-U.S. Plans | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		177	237	300
Interest cost		1,170	493	424
Expected return on plan assets		(1,440)	(1,016)	(1,115)
Amortization of prior service costs/(credits)		20	14	(12)
Recognized actuarial losses		400	1,031	1,392
Curtailments and settlements		7	47	94
Multi-employer plans		13	15	17
Other costs/(credits)		13	15	18
Total net periodic pension / nonpension (income)/cost of defined benefit plans		359	836	1,119
Non-U.S. Plans | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost		2	3	4
Interest cost		39	24	27
Expected return on plan assets		(2)	(2)	(3)
Amortization of prior service costs/(credits)		0	0	0
Recognized actuarial losses		(1)	4	15
Curtailments and settlements		(2)	0	0
Other costs/(credits)		0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans		$ 36	$ 30	$ 44